Warrants (Tables)	12 Months Ended
Oct. 31, 2022
Warrants.
Schedule of activity of warrants

					Weighted
	Number of	Warrants	Derivative	Weighted	average
	warrants	amount	liability	average	number of	Expiry dates
			amount	exercise price	years to
					expiry
	#	$	$	$
Opening balance, November 1, 2020	131,064,114	5,796	266	0.4159	2.07
Issued warrants for acquisition - Meta	741,600	3	-	1.3110	-
Issued warrants for acquisition - Meta	40,076,411	2,616	-	0.3520	0.49	February 6, 2023
Issued warrants for acquisition - Meta	4,120,000	120	-	1.1040	0.06	April 11, 2023
Revaluation of derivative liability on convertible debentures	—	—	11,697	-	-	December 31, 2022
Warrants issued - equity financing	27,878,919	6,210	-	0.5800	0.55	February 22, 2024
Warrants issued - equity financing	21,207,720	3,546	-	12.2500	0.03	May 26, 2024
Warrants cancelled or expired	(59,578,382)	(5,457)	-	-	-
Warrants exercised	(54,268,198)	(2,110)	(10,270)	-	-
Balance October 31, 2021	111,242,184	10,724	1,693	2.5995	2.01
Revaluation of derivative liability	-	-	220	-	-
Warrants cancelled or expired	(17,248,015)	(274)	-	-	-
Warrants exercised	(7,956,345)	(6)	(1,913)	-	-
Issued warrants - Promissory note (i)	700,000	321	-	4.9800	0.33	June 21, 2023
Issued warrants - Bought deal (ii)	4,956,960	4,732	-	2.7300	0.05	July 22, 2027
Balance October 31, 2022	91,694,784	15,497	-	2.5774	2.39